Fair Value - Carrying Values and Estimated Fair Values of Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value financial assets and liabilities [line items]
Financial assets	€ 143,075	€ 135,925
Fair value	148,570	139,834
Subordinated borrowings - held at amortized cost [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value		2,416	€ 1,355
Subordinated borrowings - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities	2,207	1,389
Total estimated fair value	2,416	1,355
Trust pass-through securities - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities	136	133
Total estimated fair value	144	128
Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities	8,845	11,525
Total estimated fair value	9,322	11,885
Investment contracts - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities	18,382	17,825
Total estimated fair value	18,964	18,028
Mortgage loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial assets	37,750	36,240
Fair value	42,567	39,758
Private loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial assets	4,487	4,103
Fair value	5,159	4,494
Other loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial assets	2,353	2,310
Fair value	2,353	2,310
Level I [member] | Subordinated borrowings - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	1,560	1,355
Level I [member] | Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	1,728	1,570
Level I [member] | Other loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	45	13
Level II [member] | Subordinated borrowings - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	855
Level II [member] | Trust pass-through securities - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	144	128
Level II [member] | Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	30	28
Level II [member] | Mortgage loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	1	1
Level II [member] | Private loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	65	42
Level II [member] | Other loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	2,080	2,064
Level III [member] | Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	7,565	10,287
Level III [member] | Investment contracts - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	18,964	18,028
Level III [member] | Mortgage loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	42,566	39,757
Level III [member] | Private loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	5,094	4,452
Level III [member] | Other loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	€ 228	€ 233